Purchases and other expenses - Other liabilities - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchases and other expenses [abstract]
Total	€ 2,448		€ 2,250	€ 2,456	€ 2,138
o/w other non-current liabilities	353		462	521
o/w other current liabilities	€ 2,095	€ 1,773	€ 1,788	€ 1,935